STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2024
STOCKHOLDERS' DEFICIT:
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 2,000,000 shares of preferred stock, par value $0.01 per share, for all classes. As of December 31, 2024 and 2023 respectively, there were 88,335 and 88,335 total preferred shares issued and outstanding for all classes.

Common Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of December 31, 2024 and 2023, there were 10,551,957,534 and 8,100,117,720 common shares issued, respectively.

2023 Transactions

On April 28, 2023 the Company entered into an Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

On June 13, 2023 the Company entered into an Amendment to the 2023 Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

On July 10,2023 the Company entered into a Second Amendment to the 2023 Equity Financing Agreement with GHS, to which GHS agreed to purchase up to $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

On September 5, 2023, we entered into a Stock Purchase Agreement with an investor for the purchase of 100,000,000 shares of Common Stock for a total consideration of $100,000.

The below table of puts from 1/12/2023 through 4/11/2023 were made by the Company under the 2022 EFA during 2023. The put from 4/28/2023 was made under the EFA dated 4/28/2023. The puts from 6/26/2023 and 7/3/2023 were made by the Company under the Amended EFA dated June 13, 2023. The 7/10/2023 put was made by the Company under the Second Amended EFA dated July 10, 2023.

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds
1/12/2023	64,130,435	$400,000	$0.006237	$370,975
1/17/2023*	11,441,647	100,000	$0.008740	100,000
1/24/2023	77,733,861	400,000	$0.005146	370,975
2/3/2023	61,173,706	300,000	$0.004904	277,975
2/17/2023	75,447,571	300,000	$0.003976	277,975
3/1/2023	83,113,044	324,000	$0.003898	300,295
3/16/2023	93,165,852	254,232	$0.002729	235,410
3/30/2023	65,465,384	166,903	$0.002549	154,195
4/11/2023	67,462,162	203,554	$0.003017	188,279
4/28/2023	91,796,875	235,000	$0.002560	208,550
6/26/2023	44,583,334	214,000	$0.004800	141,020
7/3/2023	51,442,308	274,058	$0.004200	257,020
7/10/2023	28,593,750	91,500	$0.003200	85,094
9/5/2023*	100,000,000	100,000	$0.001000	100,000
11/7/2023*	55,555,555	50,000	$0.000900	50,000
11/8/2023*	33,333,333	30,000	$0.000900	30,000
11/14/2023	18,997,442	25,180	$0.001325	22,392
11/22/2023	29,685,620	34,717	$0.001169	31,262
11/29/2023*	55,555,555	50,000	$0.000900	50,000
11/30/2023*	27,777,777	25,000	$0.000900	25,000
12/1/2023*	33,333,333	30,000	$0.000900	30,000
12/1/2023	51,275,586	47,973	$0.000936	43,590
12/11/2023	87,136,216	108,019	$0.001240	99,433
12/27/2023	67,522,014	57,909	$0.000858	52,830
1/8/2024	52,162,997	44,736	.000858	40,580
2/29/2024	178,571,428	100,000	.000560	100,000
8/19/2024	55,555,556	40,000	.0007200	36,175
	1,662,012,341	$1,666,019,121		$3,679,027

In January 2023, the Company entered into a settlement of a dispute between certain stockholders in which the Company decided, during the period ended June 30, 2023, to issue shares to settle the dispute. In January 2023, the Company issued 297,000,000 shares of common stock to the individuals. The fair value of $1,989,900, or $0.0067 per share, was included in professional fees in the consolidated statements of operations for the year ended December 31, 2023. As part of this transaction $280,536 of accrued liabilities have been reversed.

2024 Transactions

On November 6, 2024 the Company entered into an Amendment to the 2023 Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

The RRA provides that we shall (i) use our best efforts to file with the SEC a Registration Statement within 45 days of the date of the GHS Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the GHS Registration Statement is filed with the SEC, but in no event more than 90 days after the GHS Registration Statement is filed.

Stock Options

As of December 31, 2024 and 2023, the Company had no outstanding stock options.